Investments in affiliated companies	12 Months Ended
Mar. 31, 2016
Investments in affiliated companies

7.    Investments in affiliated companies:

Philippine Long Distance Telephone Company—

From March 2007 to February 2008, NTT DOCOMO additionally acquired approximately 7% of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunications operator in the Philippines, for ¥98,943 million in the market. Together with the approximately 13% of PLDT’s outstanding common shares held before the additional acquisition by NTT DOCOMO, NTT Group held approximately 21% of the total outstanding common shares of PLDT as of March 31, 2008 and obtained the ability to exercise significant influence over PLDT. Accordingly, NTT Group accounted for its investment in PLDT by applying the equity method during the fiscal year ended March 31, 2008. Furthermore, NTT DOCOMO acquired an additional common equity interest for ¥19,519 million in November 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease NTT Group’s interest in PLDT. As a result, NTT Group held approximately 20% of PLDT’s outstanding common shares.

In October 2012, PLDT issued voting preferred stocks in order to dilute the foreign ownership interest in PLDT to less than the 40%, as a decision of the Supreme Court of the Philippines increased the foreign ownership percentage of PLDT in excess of 40% limit, which conflicts with a restriction on a foreign ownership in Philippines. As a result, NTT’s voting interest in PLDT decreased to approximately 12% from 20%. At that time, the guidelines of foreign ownership requirements were not clearly finalized yet, and therefore there was uncertainty about the foreign ownership requirements. As a consequence, NTT Group determined it no longer had the ability to exercise significant influence over PLDT during the three-month period ended December 31, 2012 and discontinued the application of the equity method of accounting for the investment in PLDT.

In May 2013, the Securities and Exchange Commission in the Philippines announced a memorandum to clarify the guideline of foreign ownership requirements. NTT Group has determined it has the ability to exercise significant influence over PLDT, and therefore, NTT Group has reinstated the equity method of accounting retrospectively for its investment in PLDT.

NTT Group’s carrying amount of its investment in PLDT was ¥168,968 million and ¥145,847 million as of March 31, 2015 and 2016, respectively. The aggregate market price of the PLDT shares owned by NTT Group was ¥340,268 million and ¥214,138 million as of March 31, 2015 and 2016, respectively.

Tata Teleservices Limited—

On November 12, 2008, NTT DOCOMO entered into a capital alliance with Tata Teleservices Limited (“TTSL”) and Tata Sons Limited (“Tata Sons”), the parent company of TTSL. On March 25, 2009, NTT Group acquired approximately 26% of the outstanding common shares of TTSL for ¥252,321 million pursuant to the capital alliance and accounted for the investment by applying the equity method.

NTT DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL has used the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, NTT Group’s equity interest in TTSL slightly increased to approximately 26.5%.

NTT DOCOMO determined that the decline in value below carrying amount was other-than-temporary and recognized impairment charge of ¥51,244 million related to its investment in TTSL for the fiscal year ended March 31, 2014.

Under the shareholders agreement (the “Agreement”) entered into among TTSL, Tata Sons and NTT DOCOMO, when NTT DOCOMO entered into a business alliance with TTSL in March 2009, NTT DOCOMO shall have certain shareholder rights including the right to require Tata Sons to find a suitable buyer for NTT DOCOMO’s entire stake (1,248,974,378 shares, or approximately 26.5% of outstanding shares) in TTSL for 50% of the NTT DOCOMO’s acquisition price, which amounts to 72.5 billion Indian rupees (or ¥120.4 billion*1) or at fair value, whichever is higher, in the event that TTSL fails to achieve certain specified performance targets by March 31, 2014. The right became exercisable on May 30, 2014, and NTT DOCOMO exercised the right on July 7, 2014.

The obligation of Tata Sons under the Agreement was not fulfilled, although NTT DOCOMO repeatedly held discussions with Tata Sons in regards to the sale of its entire stake in TTSL, pursuant to the Agreement. Accordingly, NTT DOCOMO submitted its request for arbitration to the London Court of International Arbitration (“LCIA”) on January 3, 2015.

NTT DOCOMO received a binding arbitration award from the LCIA on June 23, 2016. The award orders that Tata Sons pay damages to NTT DOCOMO in the amount of approximately $1,172 million (or ¥130.0 billion*2) for Tata Sons’ breach of the shareholders agreement, upon NTT DOCOMO’s tender of its entire stake in TTSL to Tata Sons or its designee. However, it is uncertain as to whether Tata Sons will honor the binding award.

The sale of investment in TTSL has not been completed as Tata Sons has not fulfilled its obligation, and thus NTT DOCOMO has not accounted for the sales transaction for the year ended March 31, 2016. NTT DOCOMO continues to account for the investment in TTSL under the equity method as NTT DOCOMO continues to hold approximately 26.5% of the outstanding voting shares of TTSL and have the representation on the board of directors of TTSL, even after receiving the binding arbitration award from the LCIA. The financial effect of this matter cannot be estimated at this time due to the aforementioned uncertainties surrounding this investment. NTT DOCOMO may recognize a gain or loss upon disposition of its TTSL shares or in the event that the transaction as described above will not be carried out.

Impairment—

NTT Group reviews factors such as the financial condition and near-term prospects of its affiliates on a regular basis in order to determine if any decline in investment values was other than temporary.

*1	1 rupee = ¥1.66 as of May 31, 2016
*2	$1 = ¥110.94 as of May 31, 2016

NTT Group determined that there were other-than-temporary declines in values of certain investments including TTSL and recognized impairment charges aggregating ¥51,279 million, for the fiscal year ended March 31, 2014. These impairment losses are included in the consolidated statements of income under “Equity in earnings (losses) of affiliated companies.”

NTT Group reviewed the business outlook of TTSL in order to determine if the value of the investment in TTSL has suffered a decline that was other than temporary because of the recent economic and financial environment surrounding its industry.

During the fiscal year ended March 31, 2014, NTT DOCOMO’s estimate of future cash flows of TTSL were revised downward as a result of the growing business risk of mobile network operators in India, including an increase in the cost of maintaining or acquiring frequency spectrum due to a steep rise of the auction price of frequency spectrum in India. Reflecting growing business risk and recent operating results of TTSL, the weighted average cost of capital increased to 12.6%, which was applied to these revised estimated cash flows and NTT Group concluded that the decline in value was other than temporary. Consequently, NTT Group recognized an impairment charge of ¥51,244 million, for the fiscal year ended March 31, 2014.

During the fiscal years ended March 31, 2015 and 2016, NTT Group determined that the value of the investment in TTSL has not suffered a decline that was other than temporary.

NTT’s share of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥100,976 million, ¥90,631 million and ¥97,372 million as of March 31, 2014, 2015 and 2016, respectively.

NTT Group’s total investment in its affiliated publicly-held companies at March 31, 2015 and 2016 were ¥187,209 million and ¥164,855 million, respectively, and based on quoted market prices at that date, the related market values were ¥368,000 million and ¥245,613 million, respectively.

The total carrying amounts of NTT’s investments in affiliates in the consolidated balance sheets at March 31, 2015 and 2016 were greater by ¥273,416 million and by ¥271,175 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.